Note 13 - Financial assets at amortised cost - Financial assets at amortised cost (Details) - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	€ 32,082	€ 24,093
Loans and advances to central banks	5,309	7,300
Loans and advances to banks	11,783	26,261
Loans and Advances to customers	377,175	387,621
Total Financial Assets At Amortised Cost	426,349	445,275
Total [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	32,082	24,093
Loans and advances to central banks	5,309	7,300
Loans and advances to banks	11,783	26,261
Loans and Advances to customers	377,175	387,621
Of which impairment losses [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Debt Securities Financial Assets at Amortized Cost	(30)	(15)
Loans and advances to central banks	(2)	0
Loans and advances to banks	(13)	(36)
Loans and Advances to customers	(13,486)	(12,748)
Government [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	28,785	31,645
Financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	8,607	18,173
Non financial societies [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	165,828	164,510
Rest of clients [Member]
Disclosure Of Financial Assets At Amortised Cost Line Items
Loans and Advances to customers	€ 173,956	€ 173,293